Stockholders’ Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		4 Months Ended	6 Months Ended				7 Months Ended	9 Months Ended		10 Months Ended		12 Months Ended
	Jan. 15, 2020	Jan. 20, 2023	Feb. 01, 2021	May 05, 2021	Mar. 01, 2023	Aug. 31, 2022	Feb. 28, 2022	Jul. 01, 2020	Aug. 02, 2021	Sep. 30, 2022	Sep. 30, 2019	Oct. 29, 2021	Oct. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 23, 2019	Mar. 24, 2020
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues														$ 43,841
Proceeds from Issuance of Common Stock														43,841	$ 53,476	$ 3,461
Proceeds from Issuance of Preferred Stock and Preference Stock														$ 192	23,741	0
Treasury Stock, Value, Acquired, Par Value Method															168	9,834
Stock Issued During Period, Value, Treasury Stock Reissued															53,476	3,461
Loss from sale of treasury stock															$ 273
Common stock, par value														$ 5.00	$ 5.00
Common shares authorized														60,000,000	35,000,000
Common stock, shares outstanding														29,505,603	24,565,940
Redeemable Preferred Stock Dividends														$ (0)	$ (0)	$ 2,493
Preferred Stock, Par or Stated Value Per Share														$ 1.00	$ 1.00
Reverse Stock Split [Member]
Class of Stock [Line Items]
Stockholders' Equity, Reverse Stock Split								1-for-5
Before Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, par value								$ 1.00
Common shares authorized								175,000,000
Common stock, shares outstanding								94,005,410
After Reverse Stock Split [Member]
Class of Stock [Line Items]
Common stock, par value								$ 5.00
Common shares authorized								35,000,000
Common stock, shares outstanding								18,801,108
Shares Repurchase Program [Member]
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount																		$ 50,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues														4,633,473	6,049,498	172,227
Proceeds from Issuance of Common Stock														$ 43,841	$ 50,538	$ 3,461
Conversion of Stock, Shares Issued	6,667									306,190							583,333
Treasury Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues														$ 0
Treasury Stock, Shares, Acquired															19,836	978,936
Treasury Stock, Value, Acquired, Par Value Method															$ 168	$ 9,834
Stock Issued During Period, Shares, Treasury Stock Reissued															320,599
Stock Issued During Period, Value, Treasury Stock Reissued															$ 3,211
Common shares, Series D Preferred Shares, Series E Preferred Shares and Series F Preferred Shares [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues				$ 50,000								$ 100,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues														165	92,093	0
Proceeds from Issuance of Preferred Stock and Preference Stock															$ 2,240
Stock Issued During Period, Value, Treasury Stock Reissued														$ 1	$ 2,240
Preferred Stock, Shares Issued														3,517,061	3,516,896
Preferred Stock, Shares Outstanding														3,517,061	3,516,896
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues														2,239	143,708	0
Proceeds from Issuance of Preferred Stock and Preference Stock															$ 3,501
Stock Issued During Period, Value, Treasury Stock Reissued														$ 52	$ 3,501
Preferred Stock, Shares Issued														4,745,947	4,743,708
Preferred Stock, Shares Outstanding														4,745,947	4,743,708
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues														5,888	741,259	0
Proceeds from Issuance of Preferred Stock and Preference Stock															$ 18,000
Stock Issued During Period, Value, Treasury Stock Reissued														$ 139	$ 18,000
Preferred Stock, Shares Issued														6,747,147	6,741,259
Preferred Stock, Shares Outstanding														6,747,147	6,741,259
Series D, E and F Preferred Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock														$ 192
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares													2,000,000
Preferred Stock, Liquidation Preference Per Share													$ 25.00
Preferred Stock, Dividends, Per Share, Cash Paid													$ 0.5547
Redeemable Preferred Stock Dividends																$ 2,493
Series G Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	10,000									459,286							875,000
Preferred Stock, Shares Outstanding														0	459,286
Series G Convertible Preferred Shares [Member] | Shyris Shipping Company S.A. [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares			1,798,651						357,063
Preferred Stock, Liquidation Preference Per Share									$ 10.00
Preferred Stock, Dividends, Per Share, Cash Paid									0.001
Redeemable Preferred Stock Dividends															$ 2,171
Preferred Stock, Dividend Rate, Percentage														7.75%
Preferred Stock, Redemption Price Per Share			$ 10.56						$ 10.89
Preferred Stock, Redemption Amount			$ 19,000						$ 3,889
Preferred Stock, Shares Outstanding														0
Series G Convertible Preferred Shares [Member] | Shyris Shipping Company S.A. [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Percentage														95.00%
Series G Convertible Preferred Shares [Member] | Shares Purchase Agreement [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock											$ 33,984
Preferred Stock, Liquidation Preference Per Share											$ 10.00
Preferred Stock, Shares Issued											3,500,000
Preferred Stock, Par or Stated Value Per Share											$ 1.00
Sale of Stock, Price Per Share											$ 10.00
Preferred Stock, Dividend Rate, Percentage											0.00%
Preferred Stock, Redemption Price Per Share											$ 15.00
Series B Cumulative Redeemable Perpetual Preferred Shares [Member] | Shyris Shipping Company S.A. [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares		100,000												250,000
Preferred Stock, Shares Issued			1,900,000						388,841
Preferred Stock, Redemption Amount		$ 1,000												$ 2,500
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Terms														at a rate of 7.50% per annum
Dividends, Preferred Stock, Cash					$ 727	$ 839	$ 859								$ 864
Shyris Shipping Preferred Shares [Member]
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share														$ 10.00
Preferred Stock, Redemption Amount			$ 19,000						$ 3,889
Shyris Shipping Preferred Shares [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis															112.5%
Shyris Shipping Preferred Shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Preferred Stock, Conversion Basis															100%